Loans, borrowings, leases, cash and cash equivalents and short-term investments - Guarantees (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Vale Overseas Limited
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, secured by property, plant and equipment	$ 176	$ 220